Tax provision - Income tax rate reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Income Tax [Abstract]
Income tax expense at statutory rate of 27%	$ (1,052)	$ (213)
Non-taxable amounts	(4)	(5)
Rate differentials between jurisdictions and on specified activities	116	21
Other	(11)	(5)
Tax provision on earnings	$ (951)	$ (202)